INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Investments
SCHEDULE OF INVESTMENTS
Balance at December 30, 2021	291,066
Change in fair value	(98,483)
Balance at December 31, 2022	192,583
Change in fair value	(3,180)
Balance at December 31, 2023	$189,403

SCHEDULE OF FAIR VALUE OF INVESTMENT

Fair value of investments is comprised of:

Public company shares	$57,143
Private company shares	132,260
Balance at December 31, 2023	$189,403

Public company shares	$57,143
Private company shares	135,440
Balance at December 31, 2022	$192,583

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS
December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%